Income taxes - Classification of Deferred Income Tax (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current deferred income tax asset	19,652	10,567
Non-current deferred income tax asset	86,632	77,497
Current deferred income tax liability	(2,308)	(1,133)
Non-current deferred income tax liability	(137,153)	(100,798)
Net deferred income tax assets/(liabilities)	(33,177)	(13,867)